CONSOLIDATED AND COMBINED BALANCE SHEETS (Parenthetical) $ in Millions	Dec. 31, 2016 USD ($) $ / shares shares
Statement Of Financial Position [Abstract]
Receivables, allowance for doubtful accounts | $	$ 10
Common stock, par value | $ / shares	$ 0.01
Common stock, Authorized	65,000,000
Common stock, Issued	32,449,669